T. ROWE PRICE U.S. HIGH YIELD ETF

February 28, 2025 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
BANK LOANS 8.8%
Consumer Goods 0.9%
Varsity Brands, FRN, 3M TSFR + 3.50%, 7.819%, 8/26/31	4,545	4,542
		4,542
Energy 1.0%
WaterBridge Midstream Operating, FRN, 3M TSFR + 4.75%, 9.077%, 6/27/29	4,638	4,620
		4,620
Health Care 1.9%
Bausch Health, FRN, 1M TSFR + 5.25%, 2/1/27 (1)	4,810	4,779
Endo Luxembourg Finance, FRN, 1M TSFR + 4.00%, 8.324%, 4/23/31	4,494	4,494
		9,273
Insurance 0.1%
Truist Insurance Holdings, FRN, 3M TSFR + 4.75%, 9.079%, 5/6/32	323	328
		328
Leisure 1.0%
AMC Entertainment Holdings, FRN, 1M TSFR + 7.00%, 1/4/29 (1)	4,720	4,792
		4,792
Retail 0.9%
LSF9 Atlantis Holdings, FRN, 3M TSFR + 5.25%, 9.541%, 3/31/29	4,405	4,418
		4,418
Technology & Electronics 1.5%
Ellucian Holdings, FRN, 1M TSFR + 4.75%, 9.074%, 11/22/32	4,615	4,699
Instructure Holdings, FRN, 3M TSFR + 5.00%, 9.315%, 11/12/32	2,555	2,584
		7,283
Telecommunications 1.5%
Level 3 Financing, FRN, 1M TSFR + 6.56%, 4/16/29 (1)	4,720	4,768
Lumen Technologies, FRN, 1M TSFR + 2.35%, 4/15/29 (1)	2,515	2,365
		7,133
Total Bank Loans (Cost $42,242)		42,389
CORPORATE BONDS 86.2%
Automotive 1.7%
Aston Martin Capital Holdings, 10.00%, 3/31/29 (2)	6,985	6,758
Clarios Global / Clarios US Finance, 6.75%, 2/15/30 (2)	1,351	1,378
		8,136
Basic Industry 5.3%
ERO Copper, 6.50%, 2/15/30 (2)	5,210	5,110
First Quantum Minerals, 8.00%, 3/1/33 (2)	1,090	1,108
First Quantum Minerals, 8.625%, 6/1/31 (2)	4,574	4,763
Ivanhoe Mines, 7.875%, 1/23/30 (2)	4,735	4,765

T. ROWE PRICE U.S. HIGH YIELD ETF

	Par/Shares	$ Value
(Amounts in 000s)
LGI Homes, 8.75%, 12/15/28 (2)	4,430	4,662
Quikrete Holdings, 6.75%, 3/1/33 (2)	4,715	4,768
		25,176
Capital Goods 2.8%
AAR Escrow Issuer, 6.75%, 3/15/29 (2)	4,415	4,503
Bombardier, 7.25%, 7/1/31 (2)	4,245	4,341
Owens-Brockway Glass Container, 7.25%, 5/15/31 (2)	4,728	4,651
		13,495
Consumer Goods 1.7%
HLF Financing / Herbalife International, 12.25%, 4/15/29 (2)	4,650	5,005
Sigma Holdco, 7.875%, 5/15/26 (2)	3,092	3,080
		8,085
Energy 17.6%
Aethon United / Aethon United Finance, 7.50%, 10/1/29 (2)	4,520	4,661
Ascent Resources Utica Holdings, 8.25%, 12/31/28 (2)	4,400	4,488
Enbridge, VR, 8.25%, 1/15/84 (3)	8,425	8,964
Encino Acquisition Partners Holdings, 8.75%, 5/1/31 (2)	4,700	5,041
Energy Transfer, VR, 8.00%, 5/15/54 (3)	5,202	5,549
Energy Transfer Operating, VR, 6.75% (3)(4)	1,160	1,159
Harvest Midstream I, 7.50%, 9/1/28 (2)	1,500	1,528
Howard Midstream Energy Partners, 7.375%, 7/15/32 (2)	3,600	3,744
Ithaca Energy North Sea, 8.125%, 10/15/29 (2)	4,790	4,928
NGL Energy Partners, 8.125%, 2/15/29 (2)	5,606	5,704
PBF Holding, 7.875%, 9/15/30 (2)	4,470	4,269
Permian Resources Operating, 7.00%, 1/15/32 (2)	4,385	4,500
SM Energy, 7.00%, 8/1/32 (2)	4,505	4,505
South Bow Canadian Infrastructure Holdings, VR, 7.50%, 3/1/55 (2)(3)	4,345	4,475
Sunoco, 7.00%, 5/1/29 (2)	4,995	5,164
Venture Global LNG, VR, 9.00% (2)(3)(4)	6,455	6,568
Vital Energy, 7.875%, 4/15/32 (2)	4,925	4,746
Weatherford International, 8.625%, 4/30/30 (2)	4,265	4,404
		84,397
Financial Services 9.4%
AG Merger Sub II, 10.75%, 8/1/27 (2)	5,765	5,924
AG TTMT Escrow Issuer, 8.625%, 9/30/27 (2)	3,315	3,423
APH Somerset Investor 2, 7.875%, 11/1/29 (2)	5,560	5,595
Aretec Escrow Issuer 2, 10.00%, 8/15/30 (2)	8,345	9,117
Encore Capital Group, 9.25%, 4/1/29 (2)	4,240	4,494
FirstCash, 6.875%, 3/1/32 (2)	4,472	4,539
OneMain Finance, 7.875%, 3/15/30	4,590	4,825
PRA Group, 8.875%, 1/31/30 (2)	4,473	4,697
Rfna, 7.875%, 2/15/30 (2)	2,535	2,582
		45,196

T. ROWE PRICE U.S. HIGH YIELD ETF

	Par/Shares	$ Value
(Amounts in 000s)
Health Care 3.0%
CHS / Community Health Systems, 10.875%, 1/15/32 (2)	5,530	5,654
Heartland Dental / Heartland Dental Finance, 10.50%, 4/30/28 (2)	8,243	8,748
		14,402
Insurance 2.1%
Alliant Holdings Intermediate / Alliant Holdings Co-Issuer, 7.00%, 1/15/31 (2)	4,450	4,528
Hub International, 7.25%, 6/15/30 (2)	5,185	5,353
		9,881
Leisure 1.9%
Six Flags Entertainment, 7.25%, 5/15/31 (2)	8,963	9,232
		9,232
Media 8.0%
CCO Holdings, 6.375%, 9/1/29 (2)	4,415	4,432
CCO Holdings, 7.375%, 3/1/31 (2)	5,645	5,800
CSC Holdings, 11.25%, 5/15/28 (2)	2,245	2,186
Deluxe, 8.125%, 9/15/29 (2)	4,715	4,797
Directv Financing, 8.875%, 2/1/30 (2)	2,417	2,354
DISH Network, 11.75%, 11/15/27 (2)	8,810	9,295
Gray Media, 10.50%, 7/15/29 (2)	2,285	2,359
Midcontinent Communications, 8.00%, 8/15/32 (2)	4,421	4,520
Sinclair Television Group, 8.125%, 2/15/33 (2)	2,540	2,502
		38,245
Real Estate 2.9%
Anywhere Real Estate Group / Anywhere Co-Issuer, 7.00%, 4/15/30 (2)	4,982	4,602
Blackstone Mortgage Trust, 7.75%, 12/1/29 (2)	4,650	4,848
Brookfield Property REIT, 4.50%, 4/1/27 (2)	4,712	4,523
		13,973
Retail 6.1%
eG Global Finance, 12.00%, 11/30/28 (2)	9,090	10,193
Hudson Automotive Group, 8.00%, 5/15/32 (2)	4,243	4,487
LCM Investments Holdings II, 8.25%, 8/1/31 (2)	4,290	4,526
Saks Global Enterprises, 11.00%, 12/15/29 (2)	5,795	5,339
Sally Holdings / Sally Capital, 6.75%, 3/1/32	4,450	4,506
		29,051
Services 7.5%
Avis Budget Car Rental / Avis Budget Finance, 8.25%, 1/15/30 (2)	7,101	7,225
Hertz, 12.625%, 7/15/29 (2)	6,615	6,962
Ritchie Bros Holdings, 7.75%, 3/15/31 (2)	4,300	4,526
Sabre GLBL, 10.75%, 11/15/29 (2)	8,898	9,488
Williams Scotsman, 7.375%, 10/1/31 (2)	7,203	7,482
		35,683

T. ROWE PRICE U.S. HIGH YIELD ETF

	Par/Shares	$ Value
(Amounts in 000s)
Technology & Electronics 4.4%
Cloud Software Group, 8.25%, 6/30/32 (2)	4,555	4,715
Cloud Software Group, 9.00%, 9/30/29 (2)	5,805	5,928
McAfee, 7.375%, 2/15/30 (2)	5,810	5,665
NCR Atleos, 9.50%, 4/1/29 (2)	4,165	4,545
		20,853
Telecommunications 4.3%
EchoStar, 10.75%, 11/30/29	5,485	5,882
Iliad Holding SASU, 7.00%, 4/15/32 (2)	4,630	4,665
Uniti Group / Uniti Group Finance / CSL Capital, 6.50%, 2/15/29 (2)	2,545	2,360
Uniti Group / Uniti Group Finance / CSL Capital, 10.50%, 2/15/28 (2)	4,186	4,453
Windstream Services / Windstream Escrow Finance, 8.25%, 10/1/31 (2)	3,340	3,453
		20,813
Transportation 4.6%
Avianca Midco 2, 9.625%, 2/14/30 (2)	2,490	2,403
JetBlue Airways / JetBlue Loyalty, 9.875%, 9/20/31 (2)	6,995	7,397
Latam Airlines Group, 7.875%, 4/15/30 (2)	5,955	5,985
OneSky Flight, 8.875%, 12/15/29 (2)	4,625	4,793
VistaJet Malta Finance, 9.50%, 6/1/28 (2)	1,330	1,335
		21,913
Utility 2.9%
Edison International, VR, 8.125%, 6/15/53 (3)	2,360	2,330
NRG Energy, VR, 10.25% (2)(3)(4)	2,442	2,717
Talen Energy Supply, 8.625%, 6/1/30 (2)	4,310	4,601
Vistra, VR, 8.00% (2)(3)(4)	4,328	4,447
		14,095
Total Corporate Bonds (Cost $410,714)		412,626
SHORT-TERM INVESTMENTS 6.8%
Money Market Funds 6.8%
T. Rowe Price Government Reserve Fund, 4.41% (5)(6)	32,349	32,349
Total Short-Term Investments (Cost $32,349)		32,349
Total Investments in Securities 101.8% of Net Assets (Cost $485,305)		$487,364
Other Assets Less Liabilities (1.8%)		(8,642)
Net Assets 100.0%		$478,722

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	All or a portion of this loan is unsettled as of February 28, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.

T. ROWE PRICE U.S. HIGH YIELD ETF

(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $379,411 and represents 79.3% of net assets.
(3)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4)	Perpetual security with no stated maturity date.
(5)	Seven-day yield
(6)	Affiliated Companies
1M TSFR	One month term SOFR (Secured overnight financing rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
FRN	Floating Rate Note
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE U.S. HIGH YIELD ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$558
Totals	$—#	$—	$558+

Supplementary Investment Schedule
Affiliate	Value 5/31/24	Purchase Cost	Sales Cost	Value 2/28/25
T. Rowe Price Government Reserve Fund	$748	¤	¤	$32,349
	Total			$32,349^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $558 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $32,349.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. HIGH YIELD ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price U.S. High Yield ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.

T. ROWE PRICE U.S. HIGH YIELD ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$455,015	$—	$455,015
Short-Term Investments	32,349	—	—	32,349
Total	$32,349	$455,015	$—	$487,364

[1]	Includes Corporate Bonds and Bank Loans.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
ETF1046-054Q3
02/25